Post-Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Weighted average duration of defined benefit obligation	10 years 9 months 10 days	12 years 6 months 18 days
Percentage Of Reasonably Possible Increase Decrease In Actuarial Assumption	1.00%
Multi-employer defined benefit plans [member]
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Defined contribution pension plan by employer	$ 17.8	$ 17.3	$ 9.7